Financial Information - Washington Federal, Inc.	12 Months Ended
Sep. 30, 2018
Condensed Financial Information Disclosure [Abstract]
Financial Information - Washington Federal, Inc.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
	September 30, 2018	September 30, 2017
	(In thousands)
Assets
Cash	$20,334	$33,077
Investment in subsidiary	1,980,062	1,972,675
Total assets	$2,000,396	$2,005,752

Liabilities
Other liabilities	$3,488	$64
Total liabilities	3,488	64

Stockholders’ equity
Total stockholders’ equity	1,996,908	2,005,688
Total liabilities and stockholders’ equity	$2,000,396	$2,005,752

Condensed Statements of Operations
Twelve Months Ended September 30,	2018	2017	2016
	(In thousands)
Income
Dividends from subsidiary	$198,294	$171,500	$148,000
Total Income	198,294	171,500	148,000
Expense
Miscellaneous	439	435	435
Total expense	439	435	435

Net income (loss) before equity in undistributed net income (loss) of subsidiary	197,855	171,065	147,565
Equity in undistributed net income (loss) of subsidiaries	5,880	2,326	16,336
Income before income taxes	203,735	173,391	163,901
Income tax benefit (expense)	115	141	148
Net income	$203,850	$173,532	$164,049

Condensed Statements of Cash Flows
Twelve Months Ended September 30,	2018	2017	2016
	(In thousands)
Cash Flows From Operating Activities
Net income	$203,850	$173,532	$164,049
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries	(5,880)	(2,326)	(16,336)
Stock based compensation expense	4,771	5,910	3,659
Decrease (increase) in other assets	—	15	(15)
Increase (decrease) in other liabilities	3,424	(2,699)	1,552
Net cash provided by (used in) operating activities	206,165	174,432	152,909

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,338	7,238	9,283
Warrants purchased	—	—	(7,744)
Treasury stock purchased	(164,249)	(98,374)	(87,850)
Dividends paid on common stock	(55,997)	(74,519)	(49,926)
Net cash provided by (used in) financing activities	(218,908)	(165,655)	(136,237)

Increase (decrease) in cash	(12,743)	8,777	16,672
Cash at beginning of year	33,077	24,300	7,628
Cash at end of year	$20,334	$33,077	$24,300